5. Lines of Credit (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued interest	$ 28,043	$ 22,418	$ 14,918
Line of Credit [Member]
Accrued interest		$ 22,418	$ 14,918
TVP Investments [Member]
Line of credit initiation date		Oct. 15, 2012
Line of credit maximum amount		$ 500,000
Line of credit interest rate		10.00%
Line of credit expiration date		Oct. 15, 2017
Wells Fargo [Member]
Line of credit maximum amount	$ 3,000	$ 3,000
Line of credit interest rate	18.00%	18.00%